JPMMT2026-ABS-15G

Exhibit 99.33

Loan ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Last Name	Property State	Occupancy	Purpose	Originator QM Status	TPR QM Status	Exception ID	Exception Number	Exception Date	Exception Type	Exception Subcategory	Exception	Exception Remedy	Rebuttal	TPR Response	Compensating Factors	Status Update Date	Finding Status	Initial Exception Grade	Final Exception Grade	Initial Loan Grade	Final Loan Grade
xxxxxx	305012433	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 6	2025-12-26 16:47	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI exceeds guideline DTI. The audited DTI of xx.xx% exceeds the guideline maximum of 50%.	the borrower has the history of receipt for bonus pay. please see attached with the 1008 & 1003. Thank you. - xx/xx/xxxx
 The applicant earns base plus bonus pay as evidenced by the Total wages earned of $xxxxxx  in base and $xxxxxx bonus, this supports base wages of $xxxxxx  plus bonus (annualized) at $xxxxxx  for a total Monthly Income: $xxxxxx .  This income is $xxxxxx plus the schedule C income $xxxxxx =$xxxxxx .   Total liabilities of $xxxxxx  / $xxxxxx  = xx.xx%  - xx/xx/xxxx
 DTI = ($xxxxxx  / $xxxxxx ) × 100 ≈ xx.xx%

Detailed Debt Breakdown
First Mortgage (xxxxxx): $xxxxxx  (monthly P&I)
HELOC Payoff (xxxxxx): $xxxxxx
Other Liabilities (credit cards, etc.): $xxxxxx
Total Monthly Debt: $xxxxxx  + $xxxxxx  + $xxxxxx  = $xxxxxx  (before transaction).
The post-transaction debts have increased by $xxxxxx , now totaling $xxxxxx , which may include additional line utilization or closing costs.
Detailed Income Breakdown
W-2 and Self-Employment Income: All reflected in the verified monthly income of $xxxxxx . - xx/xx/xxxx
Income re-calculated. Condition resolved. - xx/xx/xxxx
Audited DTI of 47.04% is less than or equal to Guideline DTI of 50% - xx/xx/xxxx the borrower has the history of receipt for bonus pay. please see attached with the 1008 & 1003.  Thank you.  - xx/xx/xxxx
Condition upheld.  Per Guidelines: Borrowers relying on overtime or bonus income for qualifying purposes must have a history of no less than 12 months to be considered stable.  Borrower does not have 12 month history.   - xx/xx/xxxx
The applicant earns base plus bonus pay as evidenced by the Total wages earned of $xxxxxx  in base and $xxxxxx bonus, this supports base wages of $xxxxxx  plus bonus (annualized) at $xxxxxx  for a total Monthly Income: $xxxxxx .  This income is $xxxxxx plus the schedule C income $xxxxxx =$xxxxxx .   Total liabilities of $xxxxxx  / $xxxxxx  = xx.xx%  - xx/xx/xxxx
Condition upheld:  DTI is xx.xx% .  See provided Breakdown.

INCOME: $xxxxxx
1ST LIEN P&I: $xxxxxx
SUBJECT LIEN: $xxxxxx
HOI FROM POLICY: $xxxxxx / 12 = $xxxxxx
TAXES FROM PROPERTY REPORT: $xxxxxx  / 12 = $xxxxxx
TOTAL $xxxxxx

DEBTS: $xxxxxx
TOTAL: $xxxxxx
DTI: xx.xx%  You cannot use the Previous HELOC payment in your DTI Calculation. That loan was paid off with this one.  The 1008 in file is using the 1st lien Mortgage Statement payment which is not using current Taxes and HOI.
 - xx/xx/xxxx
DTI = ($xxxxxx  / $xxxxxx ) × 100 ≈ xx.xx%

Detailed Debt Breakdown
First Mortgage (xxxxxx): $xxxxxx  (monthly P&I)
HELOC Payoff (xxxxxx): $xxxxxx
Other Liabilities (credit cards, etc.): $xxxxxx
Total Monthly Debt: $xxxxxx  + $xxxxxx  + $xxxxxx  = $xxxxxx  (before transaction).
The post-transaction debts have increased by $xxxxxx , now totaling $xxxxxx , which may include additional line utilization or closing costs.
Detailed Income Breakdown
W-2 and Self-Employment Income: All reflected in the verified monthly income of $xxxxxx . - xx/xx/xxxx
																					2026-04-15 16:35	Resolved	3	1	3	1
xxxxxx	305013399	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2026-01-06 17:02	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI exceeds guideline DTI. The loan was approved with a stated debt-to-income (DTI) ratio of 48.52%; however, the audited DTI calculates to 56.44%, which exceeds the maximum guideline threshold of 50%.
The audited income of xxxxxx aligns with the income used in the approval. However, audited liabilities differ from those reflected on the loan application and include the borrower’s primary residence xxxxxx, for a total of xxxxxx per month. Additionally, the net rental income utilized in the approval reflects losses ofxxxxx.  When including the rental losses, total audited liabilities equal xxxxxx, which is materially higher than the total liabilities of xxxxxx reported on the Form 1008.

xx/xx/xxxx Final 1003 reflects xxxxxx as open account, which would be deducted from C/O being used as assets. After deduction bwr has sufficient assets to cover reserves and we can therefor omit xxxxxx monthly payment. Final URLA does not provide means to omit the payment - unless we state it was paid at closing - which is not accurate. - xx/xx/xxxx The xxxxxx should not be included in the DTI. It is a liability that gets paid off every month - please clear the condition - xx/xx/xxxx	xxxxxx omitted. - xx/xx/xxxx
Audited DTI of xx.xx%  is less than or equal to Guideline DTI of 50% - xx/xx/xxxx

xx/xx/xxxx

Final 1003 reflects xxxxxx as open account, which would be deducted from C/O being used as assets. After deduction bwr has sufficient assets to cover reserves and we can therefor omit xxxxxx monthly payment. Final URLA does not provide means to omit the payment - unless we state it was paid at closing - which is not accurate. - xx/xx/xxxx
Condition upheld.  Per the Final 1003 dated xx/xx/xxxx, the xxxxxx account cited was not excluded.   - xx/xx/xxxx
  The xxxxxx should not be included in the DTI. It is a liability that gets paid off every month - please clear the condition  - xx/xx/xxxx
																					2026-02-18 22:22	Resolved	3	1	3	1
xxxxxx	305024819	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2025-12-17 16:23	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-12-17 16:23	Cleared	1	1	1	1
xxxxxx	304905217	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2025-12-19 06:18	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-12-19 06:18	Cleared	1	1	1	1
xxxxxx	304893684	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	4 of 5	2025-12-18 00:43	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-12-18 00:43	Cleared	1	1	3	1
xxxxxx	304909765	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-20 15:20	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-12-31 17:05	Cleared	1	1	1	1
xxxxxx	304893397	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2025-12-26 21:32	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2025-12-26 21:32	Cleared	1	1	3	1
xxxxxx	305013399	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2026-01-02 17:40	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X.					2026-01-02 17:40	Cleared	1	1	3	1
xxxxxx	305012433	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	5 of 6	2025-12-26 22:45	Compliance	No Compliance Tests Performed	DSCR / Business Purpose loans are exempt from Reg Z and Reg X. HELOC Loan					2025-12-26 22:45	Cleared	1	1	3	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	5 of 7	2025-12-23 02:50	Compliance	Missing HUD-1 Closing Statement	Final HUD-1 Document is Missing. Missing final settlement statement.		Final SS - xx/xx/xxxx	documentation meet requirements - xx/xx/xxxx Final SS - xx/xx/xxxx File contained HELOC disbursement statement - xx/xx/xxxx		2026-01-16 14:39	Resolved	4	1	4	1
xxxxxx	305012433	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 6	2025-12-26 16:36	Credit	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Hazard insurance amount is less than required coverage amount Coverage Amount - Hazard insurance amount is less than required coverage amount.		Insurance shows extended replacement coverage. - xx/xx/xxxx Please snip from the policy in file - xx/xx/xxxx This policy includes an amendment for additional replacement cost protection. Please waive - xx/xx/xxxx	Insurance shows extended replacement coverage. - xx/xx/xxxx Insurance shows extended replacement coverage. - xx/xx/xxxx Please snip from the policy in file - xx/xx/xxxx This policy includes an amendment for additional replacement cost protection. Please waive - xx/xx/xxxx		2026-04-16 15:14	Resolved	3	1	3	1
xxxxxx	305012433	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 6	2025-12-26 16:36	Credit	Hazard Insurance Coverage is less than all Subject Lien(s)	Hazard Insurance Coverage Amount of $xxxxxx is less than Total Amount of Subject Lien(s) of $xxxxxx Hazard insurance amount is less than required coverage amount			Hazard Insurance Coverage Amount of $xxxxxx is equal to or greater than Total Amount of Subject Lien(s) or Guaranteed Replacement Coverage is present - xx/xx/xxxx		2026-04-16 15:12	Resolved	1	1	3	1
xxxxxx	305012433	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	4 of 6	2025-12-26 16:49	Credit	Loan Package - 2nd Mortgage Note Missing	Loan file does not include subordinate lien documentation. Unable to locate a copy of the note for the 1st loan mortgage.		This is on page 297 please waive - xx/xx/xxxx	1st Lien MLS located in file. Condition resolved. - xx/xx/xxxx Condition upheld. Provide the cited document. Your page numbers and ours do not align. - xx/xx/xxxx This is on page 297 please waive - xx/xx/xxxx		2026-01-07 19:10	Resolved	3	1	3	1
xxxxxx	304879079	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 4	2025-12-29 20:56	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-12-29 20:56	Cleared	1	1	3	1
xxxxxx	304897302	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2025-12-22 23:31	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-12-22 23:31	Cleared	1	1	1	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 7	2025-12-18 23:01	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-12-18 23:01	Cleared	1	1	4	1
xxxxxx	304905217	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-19 06:18	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-12-19 06:18	Cleared	1	1	1	1
xxxxxx	305027403	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2025-12-18 22:49	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-12-18 22:49	Cleared	1	1	3	1
xxxxxx	304905576	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Second Home	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 5	2025-12-29 00:34	Property	No Property Findings	Loan meets applicable appraisal guidelines.					2025-12-29 00:34	Cleared	1	1	4	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	4 of 7	2025-12-21 18:59	Compliance	Missing Certificate of Compliance or Certificate of Exemption from the Anti-Predatory Lending Database (APLD)	Missing Certificate of Compliance or Certificate of Exemption from the Anti-Predatory Lending Database (APLD) The subject property is located in xxxxxx County, which requires the xxxxxx Certificate of compliance or Exemption from the APLD		xxxxxx Pred Cert - xx/xx/xxxx	Missing Certificate of Compliance or Certificate of Exemption from the Anti-Predatory Lending Database (APLD). - xx/xx/xxxx xxxxxx Pred Cert - xx/xx/xxxx		2026-01-21 13:17	Resolved	4	1	4	1
xxxxxx	304893684	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 5	2025-12-17 23:36	Credit	Third Party Fraud Report not Provided	Missing third party fraud report.		xx/xx/xxxx Please see xxxxxx report. - xx/xx/xxxx	xxxxxx Report provided. Condition resolved. - xx/xx/xxxx Third party fraud report is provided - xx/xx/xxxx xx/xx/xxxx Please see xxxxxx report. - xx/xx/xxxx		2025-12-31 15:14	Resolved	3	1	3	1
xxxxxx	304905576	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Second Home	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	5 of 5	2026-04-20 21:05	Property	The appraiser was not licensed (Primary Value)	Primary value appraiser's license was not effective prior to the valuation date or expired prior to the valuation date.			Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - xx/xx/xxxx Document Uploaded. - xx/xx/xxxx Condition set in error. - xx/xx/xxxx Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - xx/xx/xxxx		2026-04-20 21:47	Resolved	3	1	4	1
xxxxxx	305027403	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2025-12-19 16:28	Compliance	Initial HELOC Disclosure was not provided within the required number of days (Creditor)	Subject Loan is a HELOC but the Initial HELOC Disclosure was not provided within the required number of days from the Application Date (Initial 1003 issued by Creditor)		xx/xx/xxxx please see attached HELOC disclosure - xx/xx/xxxx	Received disclosure - xx/xx/xxxx xx/xx/xxxx please see attached HELOC disclosure - xx/xx/xxxx		2026-01-01 16:26	Resolved	3	1	3	1
xxxxxx	305024819	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-15 16:30	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-12-15 16:30	Cleared	1	1	1	1
xxxxxx	305012433	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	6 of 6	2026-01-02 17:51	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.			The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied. - xx/xx/xxxx		2026-01-02 17:51	Cleared	1	1	3	1
xxxxxx	304909765	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2025-12-20 15:20	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-12-20 15:20	Cleared	1	1	1	1
xxxxxx	304893397	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-21 11:16	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-12-21 11:16	Cleared	1	1	3	1
xxxxxx	305013399	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-30 20:55	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-12-30 20:55	Cleared	1	1	3	1
xxxxxx	305024071	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 4	2025-12-31 04:39	Property	Value - Value is supported within -10% of original appraisal amount	The appraised value was supported within -10% and all applicable appraisal guidelines were satisfied.					2025-12-31 04:39	Cleared	1	1	3	1
xxxxxx	304879079	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 4	2025-12-29 20:57	Credit	Eligibility - Citizenship Requirements	The documented citizenship does not meet guideline requirements. Files does not contain driver's license or Patir Act.		DL - xx/xx/xxxx	DL provided. Condition resolved. - xx/xx/xxxx DL - xx/xx/xxxx		2026-01-05 17:22	Resolved	3	1	3	1
xxxxxx	305024071	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 4	2025-12-31 04:12	Credit	Final Settlement Statement Missing.	The final Settlement Statement document is missing.		Final HUD - xx/xx/xxxx	Final Settlement Statement provided. Condition resolved. - xx/xx/xxxx Final HUD-1 Document is not missing or estimated only. - xx/xx/xxxx Final HUD - xx/xx/xxxx		2026-02-09 14:19	Resolved	3	1	3	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 7	2025-12-19 18:03	Compliance	Federal - Right of Rescission Disclosure Variance Failure (TILA)	The lender's disclosed "Right to Cancel Expire Date" (xxxxxx) is earlier than the calculated "Right to Cancel Expire Date" (xxxxxx). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) This finding is valid. The Mortgage was not signed until xxxxxx.		Updated NORTC - xx/xx/xxxx	Executed ROR disclosures provided; finding resolved - xx/xx/xxxx Updated NORTC - xx/xx/xxxx		2026-02-09 19:16	Resolved	3	1	4	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 7	2025-12-19 18:03	Compliance	Federal - Right of Rescission (Loan Disbursement) (TILA)	The loan disbursement date (xxxxxx) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (xxxxxx). Under Reg Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z) This finding is valid. The Mortgage was not signed until xxxxxx.		Upload - xx/xx/xxxx Updated NORTC - xx/xx/xxxx	Executed ROR disclosures provided; finding resolved - xx/xx/xxxx Upload - xx/xx/xxxx Updated NORTC - xx/xx/xxxx		2026-01-23 16:39	Resolved	3	1	4	1
xxxxxx	304893397	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2025-12-21 11:19	Credit	Employment - Evidence of Self-Employment Missing	The loan file did not contain evidence of self-employment as required. Unable to verify the borrower's ownership percentage of the company within the loan file.		xx/xx/xxxx Please see VOE to validate self-employment and Article of Organization showing 100% ownership by xxxxxx. - xx/xx/xxxx	Articles of Incorporation were provided. 100% owner. Condition resolved. - xx/xx/xxxx xx/xx/xxxx Please see VOE to validate self-employment and Article of Organization showing 100% ownership by xxxxxx. - xx/xx/xxxx		2025-12-31 19:18	Resolved	3	1	3	1
xxxxxx	304879079	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 4	2025-12-29 20:22	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. File does not contain proof that mortgage on xxxxxx with xxxxxx is escrowed.		Proof REO property is escrowed - xx/xx/xxxx	Mortgage statement provided. Condition resolved. - xx/xx/xxxx Proof REO property is escrowed - xx/xx/xxxx		2026-01-05 17:35	Resolved	3	1	3	1
xxxxxx	304893684	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 5	2025-12-17 23:41	Credit	Liabilities - REO	The loan file did not contain sufficient documentation to verify debts associated with all other properties. Missing documentation of full PITIA for primary residence. The mortgage statement reflects no escrows. Please provide documentation of taxes, insurance and HOA for the borrower's primary residence.		1/5/26 - Please see attached. xxxxxx. - xxxxxx - xx/xx/xxxx Portal This is a SFR property so there are no HOA fees for this primary residence property. Taxes of $xxxxxx/month considered as per sitex report showing xxxxxx tax amount of $xxxxxx and HOI premium of $xxxxxx considered from policy #xxxxxx showing annual amount as $xxxxxx . - xx/xx/xxxx	Documents provided. Condition resolved. - xx/xx/xxxx 1/5/26 - Please see attached. xxxxxx. - xxxxxx - xx/xx/xxxx Portal This is a SFR property so there are no HOA fees for this primary residence property. Taxes of $xxxxxx/month considered as per sitex report showing xxxxxx tax amount of $xxxxxx and HOI premium of $xxxxxx considered from policy #xxxxxx showing annual amount as $xxxxxx . - xx/xx/xxxx		2026-01-07 14:23	Resolved	3	1	3	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	6 of 7	2025-12-23 18:49	Credit	Credit Documentation - Lien Documentation	The loan file did not contain sufficient documentation to verify the (senior/subordinate) lien as required. Missing Senior Lien Origination note/documentation		Mortgage statement - xx/xx/xxxx	Mortgage statement provided. Condition resolved. - xx/xx/xxxx Mortgage statement - xx/xx/xxxx		2025-12-28 13:46	Resolved	3	1	4	1
xxxxxx	304973612	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	7 of 7	2025-12-23 18:56	Credit	Approval - Lender Income Calculation Missing	The loan file did not contain the lender income calculation worksheet as required.		Income calc worksheet - xx/xx/xxxx	Income calculation worksheet provided. Condition resolved. - xx/xx/xxxx Income calc worksheet - xx/xx/xxxx		2025-12-26 21:50	Resolved	3	1	4	1
xxxxxx	304893684	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	5 of 5	2025-12-18 18:23	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product.	xx/xx/xxxx Please clarify why the condition is being upheld. The previously uploaded full URAR completed on xx/xx/xxxxcompleted for subject Lender (not a transferred in appraisal) adequately supports opinion of value with 4 sold comps, all under a mile from subject, reasonable adjustments, and value variance well w/in tolerance. Subject loan closed on xx/xx/xxxxor a loan amount for $xxxxxx . Per xxxxxx HELOC guidelines, secondary valuation products are not required. A BPO or desk review as you've stated in your revised Review comments is not needed per policy. Please refer to Section 4.12.1 Appraisals in xxxxxx HELOC guides which indicates only the need to follow First Lien criteria listed in: Section 2.10.1.1, Section 2.10.1.1.1, Section 2.10.1.1.2 and Section 2.10.1.1.4 when a full appraisal is being utilized for value determination. Please clear condition or list reasons why you deem a BPO or desk review is required. - xx/xx/xxxx
 xx/xx/xxxx Hi.  The full appraisal dated xx/xx/xxxx/ an AV of $xxxxxx  is showing downloaded in your Loan Document dashboard.  I'm going to re-upload into the condition but am wondering why it's being requested for when it was initially uploaded.  Was there something deficient about the appraisal?  Please provide clarity as to what's needed.    - xx/xx/xxxx
Per xxxxxx HELOC guidelines, secondary valuation products are not required for HELOC. Condition resolved. - xx/xx/xxxx

xx/xx/xxxx Please clarify why the condition is being upheld.   The previously uploaded full URAR completed on xx/xx/xxxxcompleted for subject Lender (not a transferred in appraisal) adequately supports opinion of value with 4 sold comps, all under a mile from subject, reasonable adjustments, and value variance well w/in tolerance.  Subject loan closed on xx/xx/xxxxor a loan amount for $xxxxxx .  Per xxxxxx HELOC guidelines, secondary valuation products are not required.  A BPO or desk review as you've stated in your revised Review comments is not needed per policy.  Please refer to Section 4.12.1 Appraisals in xxxxxx HELOC guides which indicates only the need to follow First Lien criteria listed in: Section 2.10.1.1, Section 2.10.1.1.1, Section 2.10.1.1.2 and Section 2.10.1.1.4 when a full appraisal is being utilized for value determination.  Please clear condition or list reasons why you deem a BPO or desk review is required.  - xx/xx/xxxx

Condition upheld. Full appraisal and CU already on file. A 3rd party valuation such as a  BPO or desk review is needed.  - xx/xx/xxxx

xx/xx/xxxx Hi.  The full appraisal dated xx/xx/xxxx/ an AV of $xxxxxx  is showing downloaded in your Loan Document dashboard.  I'm going to re-upload into the condition but am wondering why it's being requested for when it was initially uploaded.  Was there something deficient about the appraisal?  Please provide clarity as to what's needed.    - xx/xx/xxxx

																					2025-12-23 19:04	Resolved	3	1	3	1
xxxxxx	305024071	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 4	2026-01-06 00:39	Property	Missing Doc - 3rd Party Valuation Product/Missing	The loan file did not contain the required 3rd party valuation product.		CDA - xx/xx/xxxx	Valid CDA received, no issues noted. Condition resolved. - xx/xx/xxxx CDA - xx/xx/xxxx		2026-01-14 20:20	Resolved	3	1	3	1
xxxxxx	304905576	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Second Home	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	4 of 5	2026-04-13 17:29	Property	Missing Appraisal	The loan file does not contain the appraisal. Appraisal invoice provided but not the appraisal, please provide origination appraisal.		Document Uploaded. - xx/xx/xxxx	Received appraisal supporting value - xx/xx/xxxx Document Uploaded. - xx/xx/xxxx		2026-04-20 21:08	Resolved	4	1	4	1
xxxxxx	304879079	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	4 of 4	2026-04-10 23:17	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.			The loan meets all applicable compliance guidelines. - xx/xx/xxxx		2026-04-10 23:17	Cleared	1	1	3	1
xxxxxx	304897302	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2025-12-23 14:20	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.					2026-04-14 19:12	Cleared	1	1	1	1
xxxxxx	304905576	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Second Home	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 5	2026-04-10 21:51	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.			The loan meets all applicable compliance guidelines. - xx/xx/xxxx		2026-04-10 21:51	Cleared	1	1	4	1
xxxxxx	305024071	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	4 of 4	2026-04-10 23:20	Compliance	No Compliance Findings	The loan meets all applicable compliance guidelines.			The loan meets all applicable compliance guidelines. - xx/xx/xxxx		2026-04-10 23:20	Cleared	1	1	3	1
xxxxxx	305024819	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 3	2025-12-15 16:30	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-12-15 16:30	Cleared	1	1	1	1
xxxxxx	304897302	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-22 23:30	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-12-22 23:30	Cleared	1	1	1	1
xxxxxx	304905217	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2025-12-19 06:18	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-12-19 06:18	Cleared	1	1	1	1
xxxxxx	305027403	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	1 of 3	2025-12-18 22:49	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2025-12-18 22:49	Cleared	1	1	3	1
xxxxxx	304909765	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Primary Residence	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 3	2025-12-31 17:07	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			The loan meets all applicable credit guidelines. - xx/xx/xxxx		2025-12-31 17:07	Cleared	1	1	1	1
xxxxxx	304905576	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Second Home	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	2 of 5	2026-01-02 20:29	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					2026-01-02 20:29	Cleared	1	1	4	1
xxxxxx	304893684	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Investment	Refinance	ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx	3 of 5	2025-12-18 00:37	Credit	Program Parameters - Guidelines Conformity	The subject loan does not conform to program guidelines. Per the guidelines the 1st mortgage Note is required to validate specific requirements.	xx/xx/xxxx - Please see DOT, mortgage statement and the following Lender justification for consideration: Please find enclosed copies of the Security Instrument (Deed of Trust) and the mortgage statement for the first mortgage lien on the subject property. These documents were accepted in lieu of the first lien Note as the specific information required to be verified from the Note was verified from these documents. It was verified from the mortgage statement that the interest rate of the first lien is xxxxxx i.e., lower than the Note rate of the subject loan. Further, it was validated from the Deed of Trust (DOT) that the first mortgage lien is neither an adjustable rate mortgage (ARM) nor an “Interest Only” mortgage. This information was verified from clause (I) “Riders” of the DOT. As per this clause, the “Adjustable Rate Rider” or the “Balloon Rider” (required for Interest Only mortgage) are not applicable to the first mortgage lien. Please see below snapshot of the Riders’ clause of DOT showing that none of the check boxes for the Riders were marked. - xx/xx/xxxx
Document provided. Condition resolved. - xx/xx/xxxx
xx/xx/xxxx Please see DOT, mortgage statement and the following Lender justification for consideration: Please find enclosed copies of the Security Instrument (Deed of Trust) and the mortgage statement for the first mortgage lien on the subject property. These documents were accepted in lieu of the first lien Note as the specific information required to be verified from the Note was verified from these documents. It was verified from the mortgage statement that the interest rate of the first lien is xxxxxx% i.e., lower than the Note rate of the subject loan.  Further, it was validated from the Deed of Trust (DOT) that the first mortgage lien is neither an adjustable rate mortgage (ARM) nor an “Interest Only” mortgage. This information was verified from clause (I) “Riders” of the DOT. As per this clause, the “Adjustable Rate Rider” or the “Balloon Rider” (required for Interest Only mortgage) are not applicable to the first mortgage lien. Please see below snapshot of the Riders’ clause of DOT showing that none of the check boxes for the Riders were marked. - xx/xx/xxxx
																					2026-01-15 21:42	Resolved	3	1	3	1